Transactions with Affiliates - Omnibus Agreement Tables (Details) - Omnibus Agreement [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Allocated costs from Anadarko	$ 2,253	$ 2,240	$ 2,662
Western Gas Partners, LP [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	31,846	28,255	24,034
General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	256	254	271
General and Administrative Expenses [Member] | Western Gas Partners, LP [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	22,896	20,249	16,882
Public Company Expenses [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	1,997	1,986	2,391
Public Company Expenses [Member] | Western Gas Partners, LP [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	$ 8,950	$ 8,006	$ 7,152